Investments in Associates and Joint Ventures - Summary of Investments in Beacon's shares (Parenthetical) (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions, shares in Millions	May 12, 2010	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates and joint ventures		₱ 55,427	₱ 46,130	₱ 56,858
Meralco [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of Shares Subscribed	154
Shares transferred per share	₱ 150.00
Investments in associates and joint ventures	₱ 23,130